Summary of Significant Accounting Policies (Details) - Schedule of Customer Concentrations for Revenue - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended
Mar. 31, 2024
Customer A [Member] | Development services [Member]
Schedule of Customer Concentrations for Revenue [Line Items]
Concentration risk, percentage	100.00%
Customer A [Member] | Product sales [Member]
Schedule of Customer Concentrations for Revenue [Line Items]
Concentration risk, percentage
Customer B [Member] | Development services [Member]
Schedule of Customer Concentrations for Revenue [Line Items]
Concentration risk, percentage
Customer B [Member] | Product sales [Member]
Schedule of Customer Concentrations for Revenue [Line Items]
Concentration risk, percentage	86.00%